MD&A - Risk management and control - Market Risk (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of Market Risk [Line Items]
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	$ 3,100.0
Equity instruments held as financial assets at fair value not held for trading	$ 1,500.0
Holding period used to calculate VaR for internal management purpose	1 day
Confidence level applied for calculating VaR for internal management purpose	95.00%
Holding period used to calculate regulatory VaR	10 days
Confidence level applied for calculating regulatory VaR	99.00%
Risk factor returns used to calculate VaR with 10-day holding period	10 days
Holding period used to calculate stressed VaR (SVAR)	10 days
Confidence level applied for calculating SVaR	99.00%
Historical data set used to calculate regulatory VaR	5 years
Historical data set used to calculate SVaR	from 1 January 2007 to the present
Regulatory threshold for eligible tier 1 capital	15.00%
Regulatory threshold for outlier test of additional tier 1 capital	15.00%
+1 bp
Disclosure of Market Risk [Line Items]
Total effect of economic value of equity for equity, goodwill and real estate	$ (22.2)
Parallel up
Disclosure of Market Risk [Line Items]
Increase (decrease) additional tier 1 (AT1) capital instruments, immediate effect	$ (700.0)
Percentage change in additional tier 1 (AT1) capital instruments	(10.00%)
Percentage change in additional tier 1 (AT1) capital instruments, immediate effect	(1.20%)
CHF | +1 bp
Disclosure of Market Risk [Line Items]
Total effect of economic value of equity for equity, goodwill and real estate	$ (5.6)
USD | +1 bp
Disclosure of Market Risk [Line Items]
Total effect of economic value of equity for equity, goodwill and real estate	(15.9)
UBS AG
Disclosure of Market Risk [Line Items]
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	3,100.0
Equity instruments held as financial assets at fair value not held for trading	$ 1,500.0
Holding period used to calculate VaR for internal management purpose	1 day
Confidence level applied for calculating VaR for internal management purpose	95.00%
Holding period used to calculate regulatory VaR	10 days
Confidence level applied for calculating regulatory VaR	99.00%
Risk factor returns used to calculate VaR with 10-day holding period	10 days
Holding period used to calculate stressed VaR (SVAR)	10 days
Confidence level applied for calculating SVaR	99.00%
Historical data set used to calculate regulatory VaR	5 years
Historical data set used to calculate SVaR	from 1 January 2007 to the present
Regulatory threshold for eligible tier 1 capital	15.00%
Regulatory threshold for outlier test of additional tier 1 capital	15.00%
UBS AG | +1 bp
Disclosure of Market Risk [Line Items]
Total effect of economic value of equity for equity, goodwill and real estate	$ (22.2)
UBS AG | Parallel up
Disclosure of Market Risk [Line Items]
Increase (decrease) additional tier 1 (AT1) capital instruments, immediate effect	$ (700.0)
Percentage change in additional tier 1 (AT1) capital instruments	(10.00%)
Percentage change in additional tier 1 (AT1) capital instruments, immediate effect	(1.20%)
UBS AG | CHF | +1 bp
Disclosure of Market Risk [Line Items]
Total effect of economic value of equity for equity, goodwill and real estate	$ (5.6)
UBS AG | USD | +1 bp
Disclosure of Market Risk [Line Items]
Total effect of economic value of equity for equity, goodwill and real estate	$ (15.9)